UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                    FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON JUNE 30, 2006, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON DECEMBER 31, 2006.

Report for the Calendar Year or Quarter Ended: JUNE 30, 2006

Check here if Amendment           [X]; Amendment Number: 2
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 UBS O'Connor LLC
Address: One North Wacker Drive, 32nd Floor
         Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JEFFREY B. PICKERING
Title: COMPLIANCE OFFICER
Phone: (312)525-5951

Signature, Place, and Date of Signing:

/s/ JEFFREY B. PICKERING, CHICAGO, IL   FEBRUARY 13, 2007

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  _8_

Form 13F Information Table Value Total:  $110,533


List of Other Included Managers:  None

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
Column 1                    Column 2       Column 3   Column 4  Column 5	 Column 6  Column 7       Column 8
												          Voting  Authority
Name of Issuer	            Title of       CUSIP      Market    Shares or Shr    Investment   Other    Sole    Shared    None
		            Class		      Value     Prn.	  or     Discretion  Managers
                                                      (x1000)   amount    Prn Opt.

KERZNER INTERNATIONAL LTD   SHS	       P6065Y107	39204	494500	  SH	  DEFINED		494500	0	0
ALDERWOODS GROUP INC	    COM	        14383103	10126	520330	  SH	  DEFINED		520330	0	0
AMERICAN RETIREMENT CORP    COM	        28913101	6554	200000	  SH	  DEFINED		200000	0	0
ANDRX CORP DEL	         ANDRXGROUP	34553107	20282	874612	  SH	  DEFINED		874612	0	0
GTECH HLDGS CORP	    COM	       400518106	18663	536600	  SH	  DEFINED		536600	0	0
IDENTIX INC	            COM	       451906101	4818	689270	  SH	  DEFINED		689270	0	0
NORTH FORK BANCORPORATION   COM	       659424105	5563	184400	  SH	  DEFINED		184400	0	0
TRANSMONTAIGNE INC	    COM	       893934109	5323	474800	  SH	  DEFINED		474800	0	0




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